Share-based Compensation Assumptions Used for Determining the Grant Date Fair Values of Performance Shares Awarded (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Incentive Plan - 2015 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.10%
Risk-free interest rate	1.80%
Expected life (in years)	6 years
Expected dividend yield	0.00%
Long-Term Compensation Plan - 2014 [Member] | Non Market Based Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value per Share	$ 14.35
Long-Term Compensation Plan - 2014 [Member] | Market Based Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value per Share	20.16	$ 20.16
Expected volatility		40.80%
Risk-free interest rate		0.79%
Expected life (in years)		2 years 9 months 6 days
Expected dividend yield		0.00%
Long-Term Compensation Plan - 2013 | Non Market Based Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value per Share	16.29
Long-Term Compensation Plan - 2013 | Market Based Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value per Share	$ 24.74		$ 24.74
Expected volatility			59.50%
Risk-free interest rate			0.38%
Expected life (in years)			2 years 9 months 27 days
Expected dividend yield			0.00%